CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.02	$ 0.02
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.02	$ 0.02
Common stock, authorized (in shares)	58,000,000	58,000,000
Common stock, issued (in shares)	29,386,234	28,589,567
Common stock, outstanding (in shares)	28,029,915	27,319,045
Treasury stock (in shares)	1,356,319	1,270,522